Organization - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Organization [Line Items]
VIE's net asset balance	¥ 3,967,629,080	$ 608,065,756	¥ 3,820,338,918